S000019860 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Corporate Bond Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Corporate Bond Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	203
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	806
Columbia Variable Portfolio - Corporate Bond Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	162
Expense Example, No Redemption, 5 Years	286
Expense Example, No Redemption, 10 Years	648
Columbia Variable Portfolio - Corporate Bond Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	241
Expense Example, No Redemption, 5 Years	423
Expense Example, No Redemption, 10 Years	$ 949